Information about Component of Consolidated Statements of Comprehensive Income - Schedule of Other Income or Expenses, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024	Jun. 30, 2023
Schedule of Other Income or Expenses, Net [Abstract]
Loss from subsidiary’s guarantee recognition	$ (61,681,998)
Gain on bargain purchase	1,473,482		1,032,327
Remeasurement to fair value of pre-existing interest in an acquiree	(1,666,680)
Net result from commercialization of agricultural products	(1,890,110)		(3,560,703)	174,122
Result of intangible assets	7,649,848	[1]	125,464
Others	(473,758)		1,825,111	881,177
Total	$ (56,589,216)		$ (703,265)	$ 1,055,299

[1]	On March 28, 2025, BIOX, a former subsidiary, agreed to transfer all rights, licenses, and materials containing or pertaining to the Soy ANF trait and pay $750,000 to a Arcadia Biosciences Inc in exchange for (i) RG and OX Wheat Patents and RS exclusive rights; (ii) the cancellation of all Royalty Payments, which included 25% of the Net Wheat Technology Licensing Revenues and 6% of the Net HB4 Soybean Revenues up to $10 million; and (iii) the release from any Performance Benchmark Obligations related to the RG, OX, and RS Varieties which amounted to $8.1 million. This transaction resulted in the accounting of a gain from the exchange of intangible assets amounting to $7.5 million.